Income Taxes - Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 167.6	$ 170.2
Capital loss carryforwards	6.7	0.3
Insurance reserves: Losses and loss adjustment expenses	28.3	16.7
Unrealized losses on investments	20.6	0.0
Accrued expenses	6.1	4.6
Foreign tax credit carryforwards	19.8	20.2
Unearned premiums	36.0	28.3
Intangible assets	0.7	0.0
Office properties and equipment	14.2	15.1
Operating lease liability	18.5	19.2
Other temporary differences	3.7	2.9
Total deferred tax assets	322.2	277.5
Less valuation allowance	(145.7)	(225.9)
Deferred tax assets, net of valuation allowance	176.5	51.6
Unrealized (gains) on investments	0.0	(2.5)
Intangible assets	0.0	(2.8)
Deferred acquisition costs	(37.0)	(28.6)
Operating lease assets	(13.7)	(10.6)
Deferred Tax Liabilities, GAAP differences	0.2	8.3
Other temporary differences	(6.4)	(1.6)
Total deferred tax (liabilities)	(57.3)	(54.4)
Deferred tax assets, net	$ 119.2
Deferred tax liabilities, net		$ (2.8)